Property, Plant and Equipment:	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment: [Abstract]
Property, Plant and Equipment:

Note 7.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
June 30, 2016
Machinery and equipment	$12,234,092	$-	$12,234,092
Furniture and office equipment	519,832	(498,454)	21,378
Leasehold improvements	41,190	(41,190)	-
Mineral property	350,000	-	350,000
	$13,145,114	$(539,644)	$12,605,470

		Accumulated
	Cost	Depreciation	Net
December 31, 2015
Machinery and equipment	$12,234,092	$-	$12,234,092
Furniture and office equipment	519,832	(495,325)	24,507
Leasehold improvements	41,190	(41,190)	-
	$12,795,114	$(536,515)	$12,258,599

Machinery and equipment consists of infrastructure and milling equipment previously intended for use on the Brisas Project. On March 1, 2016, we completed the acquisition of certain wholly-owned mining claims known as the LMS Gold Project (the “Property”), together with certain personal property for $350,000, pursuant to a Purchase and Sale Agreement with Raven Gold Alaska Inc. (“Raven”), a wholly-owned subsidiary of Corvus Gold Inc. which was recorded as mineral property.

Raven retains a royalty interest with respect to (i) precious metals produced and recovered from the Property equal to 3% of net smelter returns on such metals (the “Precious Metals Royalty”) and (ii)  base metals produced and recovered from the Property equal to 1% of  net smelter returns on such metals, provided that we have the option, for a period of 20 years from the date of closing of the acquisition, to buy back a one-third interest (i.e. 1%) in the Precious Metals Royalty at a price of $4 million